Commitments (Details Narrative) - CAD ($)	Aug. 31, 2019	Aug. 31, 2018
Commitments
Unapaid license fees, accrual	$ 680,000	$ 260,000
Unpaid license fees, potential penalty	$ 211,000	$ 125,000